November 21, 1997
                        THE DREYFUS/LAUREL FUNDS TRUST
                            DREYFUS CORE VALUE FUND
                             INSTITUTIONAL SHARES
                           SUPPLEMENT TO PROSPECTUS
                             DATED MAY 1, 1997

        At a meeting of the Board of Trustees held on November 20, 1997 (the "Meeting"), the Board approved certain changes to the Fund's multiple class distribution structure to become effective on or about January 16, 1998 (the "Effective Date"). THERE ARE NO CHANGES TO THE FUND'S INSTITUTIONAL SHARES, WHICH ARE OFFERED TO THOSE CUSTOMERS OF CERTAIN FINANCIAL PLANNERS AND INVESTMENT ADVISERS WHO HELD SHARES OF A PREDECESSOR CLASS OF THE FUND ON APRIL 4, 1994. The Fund's Investor shares will be redesignated as "Class A shares" and will be subject to a maximum front-end sales load of 5.75%. Holders of the Fund's Investor shares on the day prior to the Effective Date will continue to be eligible to purchase Class A shares of the Fund without a front-end sales load. The Fund's Restricted shares will be redesignated as "Class R shares" and will not be subject to any load. In addition, the Fund will begin offering Class B shares, which will be subject to a maximum contingent deferred sales charge ("CDSC") of 4% (the amount of the CDSC will vary depending on the number of years from the time Class B shares are purchased to the time they are redeemed), and Class C shares, which will be subject to a 1.0% CDSC if shares are redeemed within one year after purchase. Class A, B and C shares will be sold primarily to clients of brokers, dealers and other financial institutions that have entered into a Selling Agreement with the Fund's distributor.
        At the Meeting, the Board also approved changing the Fund's name to "Dreyfus Premier Core Value Fund" effective as of the Effective Date. EFFECTIVE JANUARY 15, 1998, THE FOLLOWING POLICIES WILL BE IN EFFECT FOR THE FUND:
        ADDITIONAL INFORMATION ABOUT PURCHASES, EXCHANGES AND REDEMPTIONS. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of
Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year (for calendar year 1998, beginning on January 15th) or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (E.G., amounts equal to 1% or more of the
(CONTINUED ON REVERSE SIDE)
Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.
        During times of drastic economic or market conditions, the Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components _ redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Class R shares are redesignated as "Restricted shares" and the Fund's Investor shares are offered to any investor.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.

392s1197

                                                  November 21, 1997
                      THE DREYFUS/LAUREL FUNDS TRUST
                        DREYFUS CORE VALUE FUND
                      INVESTOR AND CLASS R SHARES
                        SUPPLEMENT TO PROSPECTUS
                           DATED MAY 1, 1997

        At a meeting of the Board of Trustees held on November 20, 1997 (the "Meeting"), the Board approved certain changes to the Fund's multiple class distribution structure to become effective on or about January 16, 1998 (the "Effective Date"). Accordingly, the Fund's Investor shares will be redesignated as "Class A shares" and will be subject to a maximum front-end sales load of 5.75%. HOLDERS OF THE FUND'S INVESTOR SHARES ON THE DAY PRIOR
TO THE EFFECTIVE DATE WILL CONTINUE TO BE ELIGIBLE TO PURCHASE CLASS A SHARES OF THE FUND WITHOUT A FRONT-END SALES LOAD. The Fund's Restricted shares will be redesignated as "Class R shares" and will not be subject to any load. There are no changes to the Fund's Institutional shares, which are offered to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the Fund on April 4, 1994. In addition, the Fund will begin offering Class B shares, which will be subject to a maximum contingent deferred sales charge ("CDSC") of 4% (the amount of the CDSC will vary depending on the number of years from the time Class B shares are purchased to the time they are redeemed), and Class C shares, which will be subject to a 1.0% CDSC if shares are redeemed within one year after purchase. Class A, B and C shares will be sold primarily to clients of brokers, dealers and other financial institutions that have entered into a Selling Agreement with the Fund's distributor.
        In addition, the Dreyfus Step Program and the service allowing full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries to open an account with a minimum of $50 by having a portion of their pay directly deposited into their Fund account will be terminated with respect to the opening of new accounts as of the Effective Date.
        At the Meeting, the Board also approved changing the Fund's name to "Dreyfus Premier Core Value Fund" effective as of the Effective Date. EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY FUND SHARES."
        The minimum initial investment if $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
        EFFECTIVE JANUARY 15, 1998, THE FOLLOWING POLICIES WILL BE IN EFFECT FOR THE FUND:
        ADDITIONAL INFORMATION ABOUT PURCHASES, EXCHANGES AND REDEMPTIONS. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and
(CONTINUED ON REVERSE SIDE)
its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year (for calendar year 1998, beginning on January 15th) or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (E.G., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.
        During times of drastic economic or market conditions, the Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components _ redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Class R shares are redesignated as "Restricted shares"and the Fund's Investor shares are offered to any investor.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.

312/712s1197